Accounts receivable net	6 Months Ended
Mar. 31, 2023
Accounts receivable net
Accounts receivable, net

Note 3 — Accounts receivable, net

Accounts receivable consisted of the following:

	As of	As of
	March 31	September 30,
	2023	2022
	(unaudited)
Accounts receivable	$27,477,450	$16,358,493
Less: allowance for doubtful accounts	(135,537)	(7,249)
Accounts receivable, net	$27,341,913	$16,351,244

Allowance for doubtful accounts of $135,537 and $7,249 was made for certain accounts receivable as of March 31, 2023 and September 30, 2022, respectively.